Business Combination (Details) - Schedule of net proceeds from the business combination and the PIPE investment $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Net Proceeds from the Business Combination and the Pipe Investment [Abstract]
Cash – ATSP trust and cash (net of redemption)	$ 5,357
Cash – PIPE Investment	113,000
Less: transaction costs	(27,668)
Net proceeds from Business Combination and PIPE Investment	$ 90,689